Reverse stock split (Details Textual) (USD $)	0 Months Ended		3 Months Ended					12 Months Ended	3 Months Ended
	Feb. 14, 2013	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Sep. 17, 2009	Apr. 27, 2005	Dec. 31, 2012 January 22, 2013 [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			one share for every five shares
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares									32,437,480	6,487,852
Preferred Stock, Shares Authorized				5,000,000	5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Issued				0	0
Common Stock, Shares Authorized				250,000,000	250,000,000	250,000,000	40,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued				1,362,830	647,562
Common Stock, Shares, Outstanding				1,362,830	647,562
Stockholders' Equity, Reverse Stock Split	one share for ten share reverse stock split	one share for five share reverse stock split						1 for 10
Reverse Stock Split Par Value								$ 0.001